Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD HORIZON FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Supplement Dated February 21, 2019 to the Prospectus and Summary Prospectus Dated January 28, 2019

Important Change to Vanguard Capital Opportunity Fund

Prospectus Text Changes

The “Average Annual Total Returns” table for the Vanguard Capital Opportunity Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
	1 Year	5 Years	10 Years
Vanguard Capital Opportunity Fund Investor Shares
Return Before Taxes	–3.75%	10.87%	15.95%
Return After Taxes on Distributions	–6.19	9.33	14.86
Return After Taxes on Distributions and Sale of Fund Shares	–0.43	8.53	13.45
Vanguard Capital Opportunity Fund Admiral Shares
Return Before Taxes	–3.69%	10.95%	16.02%
Russell Midcap Growth Index
(reflects no deduction for fees, expenses, or taxes)	–4.75%	7.42%	15.12%

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 111B 022019

Retail | Vanguard Capital Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Supplement Dated February 21, 2019 to the Prospectus and Summary Prospectus Dated January 28, 2019

Important Change to Vanguard Capital Opportunity Fund

Prospectus Text Changes

The “Average Annual Total Returns” table for the Vanguard Capital Opportunity Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
	1 Year	5 Years	10 Years
Vanguard Capital Opportunity Fund Investor Shares
Return Before Taxes	–3.75%	10.87%	15.95%
Return After Taxes on Distributions	–6.19	9.33	14.86
Return After Taxes on Distributions and Sale of Fund Shares	–0.43	8.53	13.45
Vanguard Capital Opportunity Fund Admiral Shares
Return Before Taxes	–3.69%	10.95%	16.02%
Russell Midcap Growth Index
(reflects no deduction for fees, expenses, or taxes)	–4.75%	7.42%	15.12%

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 111B 022019